Vessels - Operating vessels and drydock rollforward (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 3,997,789
Property, plant and equipment	3,955,446
Cost [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,555,454
Additions	45,840
Property, plant and equipment	4,601,294
Accumulated depreciation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(557,665)
Charge for the period	(88,183)
Property, plant and equipment	(645,848)
Vessels [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,962,659
Property, plant and equipment	3,918,712
Vessels [member] | Cost [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,469,102
Additions	35,279
Property, plant and equipment	4,504,381
Vessels [member] | Accumulated depreciation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(506,443)
Charge for the period	(79,226)
Property, plant and equipment	(585,669)
Drydock [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	35,130
Property, plant and equipment	36,734
Drydock [Member] | Cost [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	86,352
Additions	10,561
Property, plant and equipment	96,913
Drydock [Member] | Accumulated depreciation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(51,222)
Charge for the period	(8,957)
Property, plant and equipment	$ (60,179)